UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

Annual Report
October 31, 2018

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets
High Dividend Value ETF

Ticker: EEMD

AAM ETFs

AAM ETFs
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

For the period November 28, 2017 to October 31, 2018 (the annual “Period”), the U.S. equity market, represented by the S&P 500 index, gained 5.02%. Concerns of trade war with China, and the U.S. Federal Reserve (“Fed”) raising interest rates, created a challenging environment for equity markets for the Period. That said, SPDV generated a total return (NAV) of 5.98% and 6.15% (market price) over the same Period, while the underlying Index for SPDV generated a total return of 6.29%.

The top performing sectors contributing to SPDV’s return during the period were consumer discretionary, industrials and utilities. Worst performing sectors were financials, materials and health care.

Individual leaders contributing to SPDV’s return over the Period were Kohl’s (115 bps), WW Grainger (112 bps) and Macy’s (98 bps). The individual performance laggards over the Period were Western Digital (-109 bps), Principal Financial Group (-70 bps) and Cummins (-55 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

During the Period, emerging market equities continued their downward trend for the year. Historically, U.S. Federal Reserve (“Fed”) interest rate hikes often indicate a short-term decline in foreign currencies relative to the US dollar ($), all else being equal. Steady interest rate hikes throughout the Period helped contribute to international equites being out of favor relative to US equities.

EEMD generated a total return of -9.65% (NAV) and -9.19% (market price) over the Period. This compares to the -8.68% total return of the Index, and -14.34% total return of the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same Period.

AAM ETFs
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Top performing sectors contributing to EEMD’s return over the Period were materials, real estate and utilities. Worst performing sectors included consumer discretionary, information technology and health care.

Individual leaders contributing to EEMD’s return were CIA Energetica Minas (67 bps), China Vanke (54 bps) and Alrosa PJSC (47 bps). The individual performance laggards over the Period were Cheng UEI Precision Industry (-127 bps), Astro Malaysia (-104 bps) and BAIC Motor Corp (-89 bps).

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the index. The Funds return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500 Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the schedule of investments on page 7 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM S&P 500 High Dividend Value ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Total Returns	Since Inception
Period Ending October 31, 2018	(11/28/2017)
AAM S&P 500 High Dividend Value ETF – NAV	5.98%
AAM S&P 500 High Dividend Value ETF – Market	6.15%
S&P 500 Dividend and Free Cash Flow Yield Index	6.29%
S&P 500® Index	5.02%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM S&P Emerging Markets High Dividend Value ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Total Returns	Since Inception
Period Ending October 31, 2018	(11/28/2017)
AAM S&P Emerging Markets High Dividend Value ETF – NAV	-9.65%
AAM S&P Emerging Markets High Dividend Value ETF – Market	-9.19%
S&P Emerging Markets Dividend and Free Cash Flow Yield Index	-8.68%
S&P Emerging Plus LargeMidCap® Index	-14.34%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM ETFs
PORTFOLIO ALLOCATIONS
As of October 31, 2018 (Unaudited)

AAM S&P 500 High Dividend Value ETF
Percentage of
Sector	Net Assets
Utilities	10.2%
Consumer Staples	10.1
Real Estate	9.9
Consumer Discretionary	9.7
Industrials	9.7
Health Care	9.6
Energy	9.1
Financials	8.9
Materials	8.3
Information Technology	7.9
Communication Services	6.3
Other Assets in Excess of Liabilities	0.3
Short-Term Investments	0.0+
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF
Percentage of
Sector	Net Assets
Communication Services	11.0%
Consumer Staples	10.4
Energy	9.7
Utilities	9.7
Information Technology	9.3
Materials	9.3
Real Estate	8.8
Financials	8.8
Industrials	8.7
Health Care	6.8
Consumer Discretionary	6.5
Other Assets in Excess of Liabilities	0.8
Short-Term Investments	0.2
Total	100.0%
+ Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2018

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Communication Services – 6.3%
11,996	AT&T, Inc.	$368,037
20,476	CenturyLink, Inc.	422,625
7,377	Verizon Communications, Inc.	421,153
		1,211,815
	Consumer Discretionary – 9.7%
35,925	Ford Motor Company	343,084
15,179	H&R Block, Inc.	402,851
5,218	Kohl’s Corporation	395,159
9,655	Macy’s, Inc.	331,070
4,788	Target Corporation	400,420
		1,872,584
	Consumer Staples – 10.1%
9,481	Campbell Soup Company	354,684
8,819	General Mills, Inc.	386,272
3,529	J.M. Smucker Company	382,262
5,897	Molson Coors Brewing Company – Class B	377,408
5,805	Walgreens Boots Alliance, Inc.	463,065
		1,963,691
	Energy – 9.1%
4,577	Exxon Mobil Corporation	364,695
5,357	HollyFrontier Corporation	361,276
5,156	Marathon Petroleum Corporation	363,240
3,446	Phillips 66	354,318
3,542	Valero Energy Corporation	322,641
		1,766,170
	Financials – 8.9%
24,850	Huntington Bancshares, Inc.	356,100
8,461	MetLife, Inc.	348,509
20,613	People’s United Financial, Inc.	322,800
6,991	Principal Financial Group, Inc.	329,066
3,872	Prudential Financial, Inc.	363,116
		1,719,591

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care – 9.6%
4,153	AbbVie, Inc.	$323,311
2,002	Amgen, Inc.	385,965
7,726	Cardinal Health, Inc.	390,936
4,893	Gilead Sciences, Inc.	333,605
10,084	Pfizer, Inc.	434,217
		1,868,034
	Industrials – 9.7%
2,824	Cummins, Inc.	386,012
7,354	Delta Air Lines, Inc.	402,484
4,906	Eaton Corporation plc	351,613
4,204	Ingersoll-Rand plc	403,332
12,867	Nielsen Holdings plc	334,285
		1,877,726
	Information Technology – 7.9%
16,526	HP, Inc.	398,938
2,596	International Business Machines Corporation	299,656
6,821	Seagate Technology plc	274,409
5,111	Western Digital Corporation	220,131
18,790	Western Union Company	338,971
		1,532,105
	Materials – 8.3%
8,733	CF Industries Holdings, Inc.	419,446
3,793	Eastman Chemical Company	297,181
3,508	LyondellBasell Industries NV – Class A	313,159
3,265	Packaging Corporation of America	299,760
6,614	WestRock Company	284,204
		1,613,750
	Real Estate – 9.9%
14,686	HCP, Inc.#	404,599
17,982	Host Hotels & Resorts, Inc.#	343,636
22,794	Kimco Realty Corporation#	366,756
2,239	Simon Property Group, Inc.#	410,901
6,585	Ventas, Inc.#	382,193
		1,908,085

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities – 10.2%
29,224	AES Corporation	$426,086
13,603	CenterPoint Energy, Inc.	367,417
6,910	Evergy, Inc.	386,891
2,234	NextEra Energy, Inc.	385,365
5,897	WEC Energy Group, Inc.	403,355
		1,969,114
	TOTAL COMMON STOCKS (Cost $20,136,748)	19,302,665

	SHORT-TERM INVESTMENTS – 0.0%+
9,626	Invesco Government & Agency Portfolio Short-Term
	Investments Trust, Institutional Class – 2.08%*	9,626
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,626)	9,626
	TOTAL INVESTMENTS – 99.7% (Cost $20,146,374)	19,312,291
	Other Assets in Excess of Liabilities – 0.3%	57,261
	NET ASSETS – 100.0%	$19,369,552

Percentages are stated as a percent of net assets.

#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of October 31, 2018.
+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2018

Shares	Security Description	Value

	COMMON STOCKS – 96.4%

	Brazil – 8.6%
4,700	Banco Santander Brasil SA	$53,434
14,200	CCR SA	41,554
6,200	Cia de Saneamento Basico do Estado de Sao Paulo	46,235
5,679	Hypermarcas SA	45,209
		186,432
	China – 21.7%
88,000	Agricultural Bank of China, Ltd. – H Shares	38,615
49,500	BAIC Motor Corporation, Ltd. – H Shares	27,783
154,000	China Cinda Asset Management
	Company, Ltd. – H Shares	37,717
173,000	China Huarong Asset Management
	Compay, Ltd. – H Shares	31,337
46,000	China Petroleum & Chemical Corporation – H Shares	37,319
19,000	China Shenhua Energy Company, Ltd. – H Shares	43,044
13,000	China Vanke Company, Ltd. – H Shares	40,048
49,000	Chongqing Changan Automobile
	Company, Ltd. – Class B	33,002
44,000	Dongfeng Motor Group
	Company, Ltd. – H Shares	43,330
15,500	Longfor Group Holdings, Ltd.	37,646
15,000	Shimao Property Holdings, Ltd.	29,352
70,000	Sinopec Shanghai Petrochemical
	Company, Ltd. – H Shares	30,717
50,000	Zhejiang Expressway Company, Ltd. – H Shares	41,904
		471,814
	Malaysia – 7.9%
95,000	Astro Malaysia Holdings, Bhd.	30,649
5,100	British American Tobacco Malaysia, Bhd.	37,904
107,300	FGV Holdings, Bhd.	35,899
70,600	Sime Darby, Bhd.	37,118
136,900	YTL Power International, Bhd.	31,080
		172,650
	Marshall Islands – 1.5%
5,992	Costamare, Inc.	31,758

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Mexico – 1.8%
52,595	Nemak SAB de CV	$38,100

	Pakistan – 2.0%
10,320	Pakistan Oilfields, Ltd.	42,447

	Qatar – 6.0%
4,297	Barwa Real Estate Company	44,120
2,123	Ooredoo Q.P.S.C.	40,156
9,765	Qatar Gas Transport Company, Ltd.	46,793
		131,069
	Republic of Korea – 3.8%
3,176	KT Corporation – ADR	43,956
444	KT&G Corporation	39,547
		83,503
	Russian Federation – 11.4%
28,100	Alrosa PJSC	42,701
643,000	Inter RAO UES PJSC	38,948
60,100	Magnitogorsk Iron & Steel Works PJSC	43,832
4,905	Mobile TeleSystems PJSC – ADR	39,289
2,740	Severstal PJSC	42,930
14,026	VEON, Ltd. – ADR	39,413
		247,113
	South Africa – 6.5%
23,620	Life Healthcare Group Holdings, Ltd.	39,190
21,281	Netcare, Ltd.	35,784
3,085	SPAR Group, Ltd.	36,735
1,716	Tiger Brands, Ltd.	30,631
		142,340
	Taiwan, Province of China – 14.3%
107,000	AU Optronics Corporation	42,187
40,000	Cheng Uei Precision Industry Company, Ltd.	27,535
26,000	CTCI Corporation	36,677
152,000	HannStar Display Corporation	33,403
55,000	Inventec Corporation	44,348
21,000	Radiant Opto-Electronics Corporation	54,904

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2018 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Taiwan, Province of China (Continued)
2,000	St. Shine Optical Company, Ltd.	$35,549
14,000	TTY Biopharm Company, Ltd.	36,558
		311,161
	Thailand – 7.5%
15,400	Glow Energy pcl	38,906
17,700	PTT Global Chemical pcl	41,247
430,800	Quality Houses pcl	40,806
97,200	Star Petroleum Refining pcl	41,343
		162,302
	Turkey – 1.4%
43,903	Turkiye Is Bankasi AS – Class C	31,262

	United Arab Emirates – 2.0%
9,217	Emirates Telecommunications Group Company PJSC	43,662
	TOTAL COMMON STOCKS (Cost $2,544,558)	2,095,613

	PREFERRED STOCKS – 2.6%

	Brazil – 2.6%
19,162	Cia Energetica de Minas Gerais	57,004
	TOTAL PREFERRED STOCKS (Cost $43,453)	57,004

	SHORT-TERM INVESTMENTS – 0.2%
4,876	Invesco Government & Agency Portfolio Short-Term
	Investments Trust, Institutional Class – 2.08%*	4,876
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,876)	4,876
	TOTAL INVESTMENTS – 99.2% (Cost $2,592,887)	2,157,493
	Other Assets in Excess of Liabilities – 0.8%	17,149
	NET ASSETS – 100.0%	$2,174,642

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM ETFs
STATEMENTS OF ASSETS & LIABILITIES
October 31, 2018

	AAM	AAM
	S&P 500	S&P Emerging
	High	Markets High
	Dividend	Dividend
	Value ETF	Value ETF
ASSETS
Investments in securities, at value*	$19,312,291	$2,157,493
Foreign currency, at value*	—	1
Cash	—	1,021
Receivable for securities sold	34,071	4,887
Dividends and interest receivable	27,448	12,150
Total assets	19,373,810	2,175,552

LIABILITIES
Management fees payable	4,258	910
Total liabilities	4,258	910

NET ASSETS	$19,369,552	$2,174,642

Net assets consist of:
Paid-in capital	$20,266,444	$2,704,897
Total distributable earnings/(accumulated deficit)	(896,892)	(530,255)
Net assets	$19,369,552	$2,174,642

Net asset value:
Net assets	$19,369,552	$2,174,642
Shares outstanding^	750,000	100,000
Net asset value, offering and
redemption price per share	$25.83	$21.75
* Identified Cost:
Investments in securities	$20,146,374	$2,592,887
Foreign currency	$—	$3

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2018

	AAM	AAM
	S&P 500	S&P Emerging
	High	Markets High
	Dividend	Dividend
	Value ETF*	Value ETF*
INCOME
Dividends^	$227,647	$123,901
Interest	171	204
Total investment income	227,818	124,105

EXPENSES
Management fees	19,810	11,175
Total expenses	19,810	11,175
Net investment income (loss)	208,008	112,930

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	365,806	90,026
Foreign currency	—	(8,548)**
Change in unrealized appreciation (depreciation) on:
Investments	(834,083)	(435,394)
Foreign currency	—	(319)
Net realized and unrealized
gain (loss) on investments	(468,277)	(354,235)
Net increase (decrease) in net assets
resulting from operations	$(260,269)	$(241,305)

^	Net of foreign taxes withheld of $0 and $17,002 respectively.
*	Fund inception date of November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.
**	Net of $1,058 in foreign capital gain taxes.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2018*
OPERATIONS
Net investment income (loss)	$208,008
Net realized gain (loss) on investments	365,806
Change in unrealized appreciation
(depreciation) of investments	(834,083)
Net increase (decrease) in net assets
resulting from operations	(260,269)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(180,619)
Total distributions to shareholders	(180,619)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	23,923,010
Transaction fees (Note 6)	10
Payments for shares redeemed	(4,112,580)
Net increase (decrease) in net assets derived
from capital share transactions (a)	19,810,440
Net increase (decrease) in net assets	19,369,552

NET ASSETS
Beginning of period	$—
End of period	$19,369,552

(a)	A summary of capital share transactions is as follows:

Period Ended
October 31, 2018*
Shares
Subscriptions	900,000
Redemptions	(150,000)
Net income (decrease)	750,000

*	Fund inception date of November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2018*
OPERATIONS
Net investment income (loss)	$112,930
Net realized gain (loss) on investments
and foreign currency	81,478
Change in unrealized appreciation
(depreciation) on investments and foreign currency	(435,713)
Net increase (decrease) in net assets
resulting from operations	(241,305)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(92,758)
Total distributions to shareholders	(92,758)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,890,905
Transaction fees (Note 6)	9,785
Payments for shares redeemed	(1,391,985)
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,508,705
Net increase (decrease) in net assets	2,174,642

NET ASSETS
Beginning of period	$—
End of period	$2,174,642

(a)	A summary of capital share transactions is as follows:

Period Ended
October 31, 2018*
Shares
Subscriptions	150,000
Redemptions	(50,000)
Net increase (decrease)	100,000

*	Fund inception date of November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.75
Net realized and unrealized gain (loss) on investments(3)	0.76
Total from investment operations	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.68)
Total distributions	(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.00	(4)
Net asset value, end of period	$25.83

Total return	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)
Net investment income (loss) to average net assets	3.05	%(6)
Portfolio turnover rate(7)	38	%(5)

(1)	Inception date of November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2018(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	1.13
Net realized and unrealized gain (loss) on investments
and foreign currency	(3.55)
Total from investment operations	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investment income	(0.93)
Total distributions	(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.10
Net asset value, end of period	$21.75

Total return	-9.65	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(4)
Net investment income (loss) to average net assets	4.95	%(4)
Portfolio turnover rate(5)	104	%(3)

(1)	Inception date of November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investments objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend Free Cash Flow Yield Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the United States of America generally accepted accounting principles (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,302,665	$—	$—	$19,302,665
Short-Term Investments	9,626	—	—	9,626
Total Investments
in Securities	$19,312,291	$—	$—	$19,312,291

^ See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,095,613	$—	$—	$2,095,613
Preferred Stocks	57,004	—	—	57,004
Short-Term Investments	4,876	—	—	4,876
Total Investments
in Securities	$2,157,493	$—	$—	$2,175,493

^ See Schedule of Investments for breakout of investments by country.

For the period ended October 31, 2018, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Net realized gains on securities are declared and paid by the Funds on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2018, the following table shows the reclassifications made:

	Distributable
	Earnings/
	(Accumulated	Paid-In
	Deficit)	Capital
AAM S&P 500 High Dividend Value ETF	$(456,004)	$456,004
AAM S&P Emerging Markets
High Dividend Value ETF	$(196,192)	$196,192

During the period ended October 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid in capital.

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

AAM S&P 500 High Dividend Value ETF	$456,004
AAM S&P Emerging Markets High Dividend Value ETF	$196,192

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to October 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic  820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.  Management has evaluated the ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also is responsible for arranging, in consulting with Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29% and AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49% at an annual rate based on each Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended October 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$3,039,601	$2,981,765
AAM S&P Emerging Markets
High Dividend Value ETF	$4,726,253	$2,564,213

During the period ended October 31, 2018, there were no purchases or sales of U.S. Government securities by the Funds.

During the period ended October 31, 2018, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$23,830,658	$4,105,545
AAM S&P Emerging Markets
High Dividend Value ETF	$ 1,738,515	$1,399,284

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2018 were as follows:

		AAM S&P
	AAM S&P 500	Emerging Markets
	High Dividend	High Dividend
	Value ETF	Value ETF
Tax cost of investments	$20,250,802	$2,599,011
Gross tax unrealized appreciation	562,227	41,436
Gross tax unrealized depreciation	(1,500,738)	(483,273)
Total unrealized appreciation/(depreciation)	$(938,511)	$(441,837)
Undistributed ordinary income	41,619	13,026
Undistributed long term capital gains	—	—
Total accumulated gain/(loss)	41,619	13,026
Other accumulated gain/(loss)	—	(101,444)
Distributable earnings/(accumulated deficit)	$(896,892)	$(530,255)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

As of October 31, 2018, the Funds deferred, on a tax basis, no late-year losses and no post-October capital losses.

As of October 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$ —	$ —
AAM S&P Emerging Markets
High Dividend Value ETF	$101,444	$ —

These amounts do not have an expiration date.

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2018 were as follows:

	Ordinary Income	Capital Gains
AAM S&P 500 High Dividend Value ETF	$180,619	$ —
AAM S&P Emerging Markets
High Dividend Value ETF	$ 92,758	$ —

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generallly in blocks of 50,000 shares called “Creation Units.” Creation Units are issued and

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Continued)

redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction of $250 for AAM S&P 500 High Dividend Value ETF and $1,000 for AAM S&P Emerging Markets High Dividend ETF, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

AAM ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period November 28, 2017 (commencement of operations) to October 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, and the results of their operations, the changes in their net assets and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 28, 2018

AAM ETFs
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	45	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	45	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	45	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds
		2018	Limited Partnership		(9 portfolios)
			(investment adviser) (2000–		(since 2018).
2013); Executive Vice
President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	45	None
Born: 1967	and	term;	U.S. Bancorp Fund
	Chairman	Trustee	Services, LLC (since 2013);
		since	Managing Director of
		2014;	Index Services, Zacks
		Chairman	Investment Management
		since	(2011–2013).
2013

AAM ETFs
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP
	and	since 2014	(law firm) (2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since	Services, LLC (2014–2015); Assistant Vice President,
		2015	U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or by accessing the Fund’s website at www.aamlive.com.

AAM ETFs
EXPENSE EXAMPLES
For the Period Ended October 31, 2018 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the current period (May 1, 2018 – October 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AAM ETFs
EXPENSE EXAMPLES
For the Period Ended October 31, 2018 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 1, 2018	October 31, 2018	During the Period(1)
Actual	$1,000.00	$ 999.00	$1.46
Hypothetical (5% annual	$1,000.00	$1,023.74	$1.48
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 1, 2018	October 31, 2018	During the Period(2)
Actual	$1,000.00	$ 874.00	$2.31
Hypothetical (5% annual	$1,000.00	$1,022.74	$2.50
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by the number of days in the most recent period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AAM ETFs
FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended October 31, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	21.78%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal period ended October 31, 2018 was as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%

FEDERAL TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
	Creditable		Ordinary Income
	Foreign	Per	Distribution Derived
	Tax Credit	Share	from Foreign
	Paid	Amount	Sourced Income
AAM S&P 500 High Dividend Value ETF	$ —	$ —	—
AAM S&P Emerging Markets
High Dividend Value ETF	$18,060	$0.1806	99.82%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

AAM ETFs
INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aamlive.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Fund’s website at www.aamlive.com.

Adviser
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
S&P Opco, LLC c/o S&P Dow Jones Indices LLC
55 Water Street
New York, New York 10041

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

AAM S&P 500 High Dividend Value ETF
Symbol – SPDV
CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF
Symbol – EEMD
CUSIP – 26922A586

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AAM S&P 500 High Dividend Value ETF
FYE 10/31/2018
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

AAM S&P Emerging Markets High Dividend Value ETF
FYE 10/31/2018
Audit Fees	$15,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM S&P 500 High Dividend Value ETF
FYE 10/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

AAM S&P Emerging Markets High Dividend Value ETF
FYE 10/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AAM S&P 500 High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

AAM S&P Emerging Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          ETF Series Solutions

By (Signature and Title)*                   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Paul R. Fearday
Paul Fearday, President (principal executive officer)

Date     January 4, 2019

By (Signature and Title)*                   s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     January 4, 2019